CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Summary of assumptions used to estimate the fair value of stock options granted using the Black-Scholes-Merton option pricing model

	2022	2021
Assumptions:
Risk-free interest rate	—	0.47% – 0.64%
Expected term (in years)	—	5.81 – 5.85
Expected volatility	—	49.88% –49.98%
Expected dividend yield	—	—

Schedule of warrant activity

Weighted
Average
		Weighted	Remaining
	Warrants	Average	Contractual Term
	Outstanding	Exercise Price	in Years
Balance at December 31, 2021	1,415,000	$9.76	5.34
Granted	—	—	—
Exercised	—	—	—
Cancelled/forfeited	—	—	—
Balance at March 31, 2022	1,415,000	$9.76	5.22

Warrants
Class of Warrant or Right [Line Items]
Summary of assumptions used to estimate the fair value of stock options granted using the Black-Scholes-Merton option pricing model

	2022	2021
Assumptions:
Risk-free interest rate	—	0.90% - 1.30%
Expected term (in years)	—	5.00 - 10.00
Expected volatility	—	59% - 69%
Expected dividend yield	—	—

	2021	2020
Assumptions:
Risk-free interest rate	0.90% - 1.30%	—%
Expected term (in years)	5.00 - 10.00	—
Expected volatility	59% - 69%	—%
Expected dividend yield	—%	—%

Schedule of warrant activity

			Weighted Average
			Remaining
	Options	Weighted Average	Contractual Term
	Outstanding	Exercise Price	in Years
Balance at December 31, 2019	—	$—	—
Granted	23,309	0.06	0.75
Exercised	—	—	—
Cancelled/forfeited	—	—	—
Balance at December 31, 2020	23,309	$0.06	0.75
Granted	1,415,000	12.77	5.34
Exercised	(17,889)	0.06	—
Cancelled/forfeited	(5,420)	0.06	—
Balance at December 31, 2021	1,415,000	$9.76	5.34